Consolidated Statements of Financial Position $ in Millions, $ in Millions		Dec. 31, 2023 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
CURRENT ASSETS
Cash and cash equivalents			$ 31,060	$ 40,277
Trade receivables, net			17,749	16,318
Inventories			11,880	11,888
Recoverable income tax			2,244	2,718
Other recoverable taxes			3,181	3,194
Other current financial assets			567	2,911
Other current assets			1,057	1,906
Total current assets			67,738	79,212
NON CURRENT ASSETS
Investments accounted for using the equity method			9,246	8,452
Right-of-use assets			2,388	2,069
Property, plant and equipment, net			78,730	71,205
Intangible assets, net			101,162	103,122
Deferred tax assets			7,771	7,975
Other non-current financial assets			792	730
Other non-current assets			5,693	5,230
Total non-current assets			205,782	198,783
TOTAL ASSETS			273,520	277,995
CURRENT LIABILITIES
Bank loans and notes payable			88	0
Current portion of non-current debt			52	8,524
Current portion of lease liabilities			752	472
Interest payable			764	862
Suppliers			27,351	26,835
Other current liabilities			13,589	11,850
Income tax payable			2,139	952
Other taxes payable			8,142	7,029
Other current financial liabilities			2,039	1,436
Total current liabilities			54,916	57,960
NON-CURRENT LIABILITIES
Bank loans and notes payable			65,074	70,145
Post-employment and other non-current employee benefits			3,560	3,709
Non-current portion of lease liabilities			1,769	1,663
Deferred tax liabilities			3,321	2,839
Other non-current financial liabilities			5,464	3,863
Provisions			3,270	3,887
Other non-current liabilities			2,441	2,053
Total non-current liabilities			84,899	88,159
TOTAL LIABILITIES			139,815	146,119
EQUITY
Common stock			2,060	2,060
Additional paid-in capital			45,560	45,560
Retained earnings			96,003	88,664
Other equity instruments			(2,283)	(2,187)
Accumulated other comprehensive income			(14,315)	(8,712)
Equity attributable to equity holders of the parent			127,025	125,385
Non-controlling interest in consolidated subsidiaries			6,680	6,491
TOTAL EQUITY			133,705	131,876
TOTAL LIABILITIES AND EQUITY			$ 273,520	$ 277,995
Currency in which supplementary information is displayed
CURRENT ASSETS
Cash and cash equivalents	[1]	$ 1,838
Trade receivables, net	[1]	1,050
Inventories	[1]	703
Recoverable income tax	[1]	133
Other recoverable taxes	[1]	188
Other current financial assets	[1]	34
Other current assets	[1]	63
Total current assets	[1]	4,008
NON CURRENT ASSETS
Investments accounted for using the equity method	[1]	547
Right-of-use assets	[1]	141
Property, plant and equipment, net	[1]	4,659
Intangible assets, net	[1]	5,986
Deferred tax assets	[1]	460
Other non-current financial assets	[1]	47
Other non-current assets	[1]	337
Total non-current assets	[1]	12,177
TOTAL ASSETS	[1]	16,185
CURRENT LIABILITIES
Bank loans and notes payable	[1]	5
Current portion of non-current debt	[1]	3
Current portion of lease liabilities	[1]	44
Interest payable	[1]	45
Suppliers	[1]	1,618
Other current liabilities	[1]	804
Income tax payable	[1]	127
Other taxes payable	[1]	482
Other current financial liabilities	[1]	121
Total current liabilities	[1]	3,250
NON-CURRENT LIABILITIES
Bank loans and notes payable	[1]	3,851
Post-employment and other non-current employee benefits	[1]	211
Non-current portion of lease liabilities	[1]	105
Deferred tax liabilities	[1]	197
Other non-current financial liabilities	[1]	323
Provisions	[1]	193
Other non-current liabilities	[1]	144
Total non-current liabilities	[1]	5,024
TOTAL LIABILITIES	[1]	8,273
EQUITY
Common stock	[1]	122
Additional paid-in capital	[1]	2,696
Retained earnings	[1]	5,681
Other equity instruments	[1]	(135)
Accumulated other comprehensive income	[1]	(847)
Equity attributable to equity holders of the parent	[1]	7,516
Non-controlling interest in consolidated subsidiaries	[1]	395
TOTAL EQUITY	[1]	7,912
TOTAL LIABILITIES AND EQUITY	[1]	$ 16,185

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3